Supplementary cash flow information - Other Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Accounts receivable and accrued interest receivable	$ (151)	$ (108)
Prepaid expenses and deposits	(1,975)	(5,094)
Adjustments for increase (decrease) in clinical trail deposits	149	90
Clinical trial contract deposits	4,106	(888)
Net change in other operating assets and liabilities (note 17)	2,129	(6,000)
Interest received	$ 2,619	$ 2,148